Income Taxes - Reconciliation of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory income tax rate	30.00%	30.00%	30.00%	30.00%
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes		15.00%	15.00%	20.00%
Taxes from prior years		33.00%	2.00%
Tax loss carryforwards		3.00%	(6.00%)	4.00%
2014 Tax Reform			1.00%
Foreign operations		10.00%	7.00%	(1.00%)
Disposition of investments				(3.00%)
Share of loss in associates and joint ventures, net		20.00%	13.00%	6.00%
Reversal of impairment loss in investment in shares of TelevisaUnivision			(2.00%)	(8.00%)
Discontinued operations			(10.00%)
Recovery of asset tax from prior years		(7.00%)
Effective income tax rate		44.00%	(10.00%)	48.00%